As filed via EDGAR with the Securities and Exchange Commission on

                                  June 1, 1999



                                                               File No. 811-5151
                                                       Registration No. 33-14196
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               ------------------

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           | |

                         Pre-Effective Amendment No.                         |_|


                       Post-Effective Amendment No. 60                       |X|



                                       and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        | |


                       Post-Effective Amendment No. 99                       |X|
                       -------------------------------


                                MUTUAL FUND GROUP
               (Exact Name of Registrant as Specified in Charter)


                            One Chase Manhattan Plaza
                            New York, New York 10081
               --------------------------------------------------
                     (Address of Principal Executive Office)

       Registrant's Telephone Number, including Area Code: (212) 492-1600


George Martinez, Esq.      Peter Eldridge, Esq.       Gary S. Schpero, Esq.
BISYS Fund Services, Inc.  Chase Manhattan Bank       Simpson Thacher & Bartlett
3435 Stelzer Road          270 Park Avenue            425 Lexington Avenue
Columbus, Ohio  43219      New York, New York 10017   New York, New York 10017
--------------------------------------------------------------------------------


(Name and Address of Agent for Service)


It is proposed that this filing will become effective:



     |X| immediately upon filing pursuant to    |_| on (         ) pursuant to
         paragraph (b)                              paragraph (b)
     | | 60 days after filing pursuant to       |_| on (         ) pursuant to
         paragraph (a)(1)                           paragraph (a)(1)
     | | 75 days after filing pursuant to       |_| on (         ) pursuant to
         paragraph (a)(2)                           paragraph (a)(2) rule 485.




If appropriate, check the following box:

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                               ------------------


The Registrant has registered an indefinite number or amount of its shares of common stock for each of its series under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940 on July 18, 1994 and Registrant's Rule 24f-2 Notice for the fiscal year ended October 31, 1998 was filed on January 27, 1999.

                                EXPLANATORY NOTE

PROSPECTUS JUNE 1, 1999


CHASE VISTA EQUITY FUNDS

INSTITUTIONAL CLASS SHARES

SMALL CAP EQUITY FUND

Neither the Securities and Exchange Commission nor any state securities commission has approved securities of this Fund or determined if this prospectus is accurate or complete. It is a crime to state otherwise.

[CHASE VISTA FUNDS LOGO]

PSSSC-1-699X



 SMALL CAP EQUITY FUND                        1
 THE FUND'S INVESTMENT ADVISER                7

 HOW YOUR ACCOUNT WORKS                       9
 BUYING FUND SHARES                           9
 SELLING FUND SHARES                         10
 EXCHANGING FUND SHARES                      10
 OTHER INFORMATION CONCERNING THE FUND       11
 DISTRIBUTIONS AND TAXES                     12

 WHAT THE TERMS MEAN                         14

 FINANCIAL HIGHLIGHTS OF THE FUND            15

 HOW TO REACH US                     Back cover

CHASE VISTA SMALL CAP EQUITY FUND

The Fund's objective

The Fund seeks
capital growth over
the long term.

The Fund's main investment strategy

Under normal conditions, the Fund invests at least 80% of its total assets in equity securities and at least 65% of its total assets in equity securities of companies with market capitalization of $1 billion or less at the time of purchase (small cap companies). Market capitalization is the total market value of a company's shares.

The Fund's advisers do quantitative analysis and fundamental research to seek to identify undervalued stocks which have the potential to increase in value. The advisers first seek to find companies with the best earnings prospects and then select companies which appear to have the most attractive values. The advisers also seek to invest in sectors with good earnings prospects as well.

The advisers may look for value-oriented factors, such as a low price-to-earnings or price-to-cash ratio, in determining whether a stock is undervalued. In addition, they may also attempt to identify those undervalued companies which will experience earnings growth or improved earnings characteristics.

In determining whether to sell a stock, the advisers will use the same type of analysis that they use in buying stocks in order to determine whether the stock is still undervalued. This may include those securities which have appreciated to meet their target valuations.

CHASE VISTA SMALL CAP EQUITY FUND

The Fund is currently closed to new investors. You may only buy shares in this Fund through an account established before November 30, 1998. The Fund may modify or eliminate this policy at any time.

The Fund may invest up to 20% of its total assets in foreign securities. It may also invest up to 20% of its total assets in convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock.

Although the Fund intends to invest primarily in equity securities, under normal market conditions it may invest up to 20% of its total assets in high quality money market instruments and repurchase agreements. To temporarily defend its assets, the Fund may put any amount of its assets in these types of investments. During unusual market conditions, the Fund may invest up to 20% of its assets in U.S. Government obligations.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

The Fund may change any of these investment policies (but not its investment objective) without shareholder approval.

[CHASE VISTA LOGO]

FREQUENCY OF TRADING

The Fund may trade securities actively, which could increase transaction costs (and lower performance) and increase your taxable dividends.

The Fund's main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in Small Cap Equity Fund.

The Fund may not achieve its objective if the advisers' expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

Because the assets in this Fund are invested mostly in small companies, the value of your investment is likely to fluctuate more dramatically than an investment in a fund which invests mostly in larger companies. That's because smaller companies trade less frequently and in smaller volumes, which may lead to more volatility in the prices of the securities. They may have limited product lines, markets or financial resources, and they may depend on a small management group.

The Fund may not achieve its objective if securities which the advisers believe are undervalued do not appreciate as much as the advisers anticipate.

Investments in foreign securities may be riskier than investments in the U.S. Because foreign securities are usually denominated in foreign currencies, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that

CHASE VISTA SMALL CAP EQUITY FUND

don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

In early 1999, the European Monetary Union implemented a new currency called the "euro." It is possible that the euro could increase volatility in financial markets, which could have a negative effect on the value of shares of the Fund.


The market value of convertible securities tends to decline as interest rates increase, and increase as interest rates decline. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and U.S. Government debt, including where the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential return.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes the value of its shares more sensitive to economic problems among those issuing the securities.

The Fund, like any business, could be affected if the computer systems on which it relies fail to properly process information beginning January 1, 2000. The Fund's advisers are updating their own systems and encouraging service providers to do the same, but there's no guarantee these systems will work properly. Year 2000 problems could also hurt issuers whose securities the Fund holds or securities markets generally.

[CHASE VISTA LOGO]

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, The Chase Manhattan Bank or any of its affiliates and are not insured or guaranteed by the Federal Deposit Insurance Corporation, Federal Reserve Board or any other government agency.

Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risk of investing in the Fund. The table shows the average annual return over the past year and since inception. It compares that performance to the Russell 2000 Index, a widely recognized market benchmark and the Lipper Small Company Growth Funds Average, representing the average performance of a universe of 583 actively managed small company funds.

The performance for the period before Institutional Class shares were launched in May 1996 is based on the performance of Class A shares of the Fund.

The calculations assume that all dividends and distributions are reinvested in the Fund.
[CHASE VISTA LOGO]

YEAR-BY-YEAR RETURNS
Past performance does not predict how this Fund will perform in the future.

1995            54.04%
1996            29.18%
1997            18.15%
1998             3.71%

---------------------     ----------
  BEST QUARTER                 19.51%
---------------------     ----------
                        4th quarter, 1998

---------------------     ----------
  WORST QUARTER               -21.04%
---------------------     ----------
                        3rd quarter, 1998

AVERAGE ANNUAL TOTAL RETURNS
For the periods ending December 31, 1998

                                                                SINCE
                                                                INCEPTION
                                            PAST 1 YEAR         (12/20/94)
 INSTITUTIONAL CLASS SHARES                       3.71%         25.90%
 RUSSELL 2000 INDEX                              -2.55%         15.58%
 LIPPER SMALL COMPANY GROWTH FUNDS AVG.          -0.31%         16.97%

CHASE VISTA SMALL CAP EQUITY FUND

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
None


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*


                                                         TOTAL ANNUAL
                  MANAGEMENT   DISTRIBUTION   OTHER      FUND OPERATING
CLASS OF SHARES   FEE          (12B-1) FEES   EXPENSES   EXPENSES
 INSTITUTIONAL
 CLASS                 0.65%    --                0.48%         1.13%

*The table is based on expenses incurred in the most recent fiscal year. The other expenses are expected to be 0.23% and the total annual Fund operating expenses are expected not to exceed 0.88%. That's because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may end this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.


EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o you invest $10,000
o you sell all your shares at the end of the period
o your investment has a 5% return each year, and
o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions:



                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
 INSTITUTIONAL CLASS
 SHARES                     $115     $359     $622    $1375

The costs above are based on pre-waiver Annual Fund Operating Expenses.

[CHASE VISTA LOGO]

FUND'S INVESTMENT ADVISER

The Chase Manhattan Bank (Chase) is the investment adviser to the Fund. Chase is a wholly owned subsidiary of The Chase Manhattan Corporation (CMC), a bank holding company. Chase provides the Fund with investment advice and supervision. Chase and its predecessors have more than a century of money management experience. Chase is located at 270 Park Avenue, New York, NY 10017.


Chase is entitled to receive an annual management fee at the rate of:

o 0.65% of the average daily net assets of the Small Cap Equity Fund

Chase Asset Management Inc. (CAM) is the sub-adviser to the Fund. CAM is a wholly-owned subsidiary of Chase. It makes the day-to-day investment decisions for the Fund. CAM provides discretionary investment services to institutional clients and is located at 1211 Avenue of the Americas New York, NY 10036.

FUND'S INVESTMENT ADVISER

The Portfolio Managers

David Klassen, Director, U.S. Funds Management and Equity Research at Chase, is responsible for asset allocation and investment strategy for Chase's domestic equity portfolios. Before joining Chase in 1992, Mr. Klassen was a Vice President and Portfolio Manager at Dean Witter Reynolds, responsible for managing several mutual funds and other accounts.

SMALL CAP EQUITY FUND
Jill Greenwald, a Vice President of Chase, and Mr. Klassen have managed the Fund since its inception.

Ms. Greenwald joined Chase in 1993, specializing in small capitalization issues. Before that, she was a Director for Prudential Equity Investors and a Senior Analyst for Fred Alger Management, Inc.

[CHASE VISTA LOGO]

HOW YOUR ACCOUNT WORKS

Buying Fund shares

You don't pay any sales charge (sometimes called a load) when you buy Institutional shares in the Fund. The price you pay for your shares is the net asset value per share (NAV). NAV is the value of everything the Fund owns, minus everything it owes, divided by the number of shares held by investors. The Fund generally values its assets at their market value but may use fair value if market prices are unavailable.

The NAV of each class of shares is calculated once each day at the close of regular trading on the New York Stock Exchange, each day the Fund is accepting purchase orders. You'll pay the next NAV calculated after the Chase Vista Fund Service Center receives your order in proper form. An order is in proper form only after funds are converted into federal funds.

Only qualified investors can buy these shares. The list of qualified investors includes institutions, trusts, partnerships, corporations, retirement plans and fiduciary accounts opened by banks, trust companies or thrift institutions which exercise investment authority over such accounts.

You can buy shares only through financial service firms, such as broker-dealers and banks that have an agreement with the Fund. Shares are available on any business day the New York Stock Exchange is open. If we

HOW YOUR ACCOUNT WORKS

receive your order by the close of regular trading on the New York Stock Exchange, we'll process your order at that day's price. If you buy through an agent and not directly from the Chase Vista Funds Service Center, the agent could set an earlier deadline.

All purchases of Institutional shares must be paid for by federal funds wire. If the Chase Vista Funds Service Center does not receive federal funds by 4:00 p.m. Eastern time on the day of the order, the order will be canceled. Any funds received in connection with late orders will be invested on the following business day. You must provide a Taxpayer Identification Number when you open an account. The Fund has the right to reject any purchase order or to cease offering shares at any time.

To open an account, buy or sell shares or get fund information, call the Chase Vista Funds Service Center at 1-800-62-CHASE.


Minimum Investments

Investors must buy a minimum $1,000,000 worth of Institutional Shares in the Fund to open an account. There are no minimum levels for subsequent purchases. An investor can combine purchases of Institutional Shares of other Chase Vista Funds (except for money market funds) in order to meet the minimum. The Fund may waive this minimum at its discretion.

Selling Fund shares

When you sell your shares you'll receive the next NAV calculated after the Chase Vista Funds Service Center accepts your order in proper form. In order for you to receive that day's NAV, the Chase Vista Funds Service Center must receive your request before the close of regular trading on the New York Stock Exchange.

We will need the names of the registered shareholders and your account number before we can sell your shares. We generally will wire the proceeds from the sale to your bank account on the day after we receive your request in proper form. Federal law allows the Fund to suspend a sale or postpone payment for more than seven business days under unusual circumstances.


Selling Shares

Through your financial service firms
Tell your firm which Fund you want to sell. They'll send all necessary documents to the Chase Vista Funds Service Center.

Through the Chase Vista Funds Service Center
Call 1-800-62-CHASE. We'll send the proceeds by wire only to the bank account on our records. We charge $10 for each transaction by wire.


Exchanging Shares

You can exchange your Institutional shares for shares in certain other Chase Vista Funds. For tax purposes, an exchange is treated as a sale of Fund shares. Carefully read the prospectus of the Fund you want to buy before making an exchange. Call 1-800-62-CHASE for details.

You should not exchange shares as means of short-term trading as this could increase management cost and affect all shareholders. We reserve the right to limit the number of exchanges or to refuse an exchange. We may also terminate this privilege. We charge an administration fee of $5 for each exchange if you make more than 10 exchanges in a year or three in a quarter. See the Statement of Additional Information to find out more about the exchange privilege.


Exchanging by Phone

You may also use our Telephone Exchange Privilege. You can get information by contacting the Chase Vista Funds Service Center or your investment representative.


Other information concerning the fund

We may close your account if the balance in all Chase Vista Funds (except money market funds) falls below $1,000,000. We'll give you 60 days notice before closing your account.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we'll ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We'll take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Fund liable for any loss or expenses from any sales request, if the Fund takes reasonable precautions. The Fund will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.

You may not always reach the Chase Vista Funds Service Center by telephone. This may be true at time of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

Vista Fund Distributors Inc. (VFD) is the distributor for the Fund. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with Chase.

The Trust has agreements with certain shareholder servicing agents (including Chase) under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.10% of the average daily net assets of the

HOW YOUR ACCOUNT WORKS

Institutional Shares of the Fund held by investors serviced by the shareholder servicing agent.

Chase and/or VFD may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers. The amount may be up to an additional 0.10% annually of the average net assets of the Fund attributable to shares of the Fund held by customers of those shareholder servicing agents.

The Fund may issue multiple classes of shares. This prospectus relates only to Institutional shares of the Fund. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive different amount for each class.

Chase and its affiliates and the Fund and its affiliates, agents and subagents may share information about shareholders and their accounts with each other and with others unless this sharing is prohibited by contract. This information can be used for a variety of purposes, including offering investment and insurance products to shareholders.


Distributions and taxes

The Fund can earn income and it can realize capital gain. The Fund deducts any expenses then pays out these earnings to shareholders as distributions.

The Small Cap Equity Fund distributes any net investment income at least semi-annually. Net capital gain is distributed annually. You have three options for your distributions. You may:

o reinvest all of them in additional Fund shares without a sales charge;

o take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

o take all distributions in cash or as a deposit in a pre-assigned bank account.

If you don't select an option when you open your account, we'll reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends won't be affected by the form in which you receive them.

Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels. The state or municipality where you live may not charge you state and local taxes on tax-exempt interest earned on certain bonds. Dividends earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

If you receive distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

The Small Cap Equity Fund expects that its distributions will consist primarily of capital gains.

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

The above is a general summary of tax implications of investing in the Fund. Please consult your tax adviser to see how investing in the Fund will affect your own tax situation.

[CHASE VISTA LOGO]

What the terms mean

DEPOSITARY RECEIPTS: instruments which are typically issued by financial institutions and which represent ownership of securities of foreign corporations. Depositary receipts are usually designed for use on U.S. and European securities exchanges.

DISTRIBUTION FEE: covers the cost of the distribution system used to sell shares to the public.

FUNDAMENTAL RESEARCH: method which concentrates on "fundamental" information about an issuer such as its financial statements, history, management, etc.

GROWTH APPROACH: approach which focuses on identifying securities of companies whose earnings growth potential appears to the manager to be greater than the market in general and whose growth in revenue is expected to continue for an extended period.

LIQUIDITY: the ability to easily convert investments into cash without losing a significant amount of money in the process.

MANAGEMENT FEE: a fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

OTHER EXPENSES: miscellaneous items, including transfer agency, administration, shareholder servicing, custody and registration fees.

REPURCHASE AGREEMENTS: a type of short-term investment in which a dealer sells securities to the Fund and agrees to buy them back later at a set price. The price includes interest. In effect, the dealer is borrowing the Fund's money for a short time, using the securities as collateral.

SHAREHOLDER SERVICE FEE: a fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

VALUE APPROACH: approach which focuses on identifying securities that the advisers believe are undervalued by the market as measured by certain financial formulas.

[CHASE VISTA LOGO]

Chase Vista Small Cap Equity Fund

The Financial Highlights table is intended to help you understand the Fund's financial performance for the periods since shares were first offered. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

The table set forth below provides selected per share data and ratios for one Institutional Class Share outstanding throughout each period shown.

This information is supplemented by financial statements including accompanying notes appearing in the Fund's Annual Report to Shareholders for the year ended October 31, 1998, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Fund or their Shareholder Servicing Agent.

The financial statements, which include the financial information set forth below, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.


                                                 Year          Year      5/7/96*
                                                ended         ended      through
                                             10/31/98      10/31/97     10/31/96
PER SHARE OPERATING PERFORMANCE
----------------------------------------
Net Asset Value,
Beginning of Period                          $  23.71       $ 19.22      $ 18.44
----------------------------------------     --------       -------      -------
 Income from Investment Operations:
  Net Investment Income                        (0.021)        0.027        0.023
  Net Gain or Losses in Securities
  (both realized and unrealized)               (2.459)        4.753        0.757
                                             --------       --------     --------
  Total from Investment Operations             (2.480)        4.780        0.780

 Less Distributions:
  Dividends from Net Investment Income             --            --           --
  Distributions from Capital Gains              0.640         0.290           --
                                             ---------      --------     --------
  Total Distributions                           0.640         0.290           --
----------------------------------------     ---------      --------     --------
Net Asset Value, End of Period               $  20.59       $ 23.71      $ 19.22
----------------------------------------     ---------      --------     --------
TOTAL RETURN(1)                                (10.64%)       25.15%        4.23%
----------------------------------------     ---------      --------     --------

HOW YOUR ACCOUNT WORKS


                                           Year          Year       5/7/96*
                                          ended         ended       through
                                       10/31/98      10/31/97      10/31/96
RATIOS/SUPPLEMENTAL DATA
-----------------------------------
Net Assets, End of Period
(in millions)                           $   254       $   307       $    52
-----------------------------------     -------       -------       -------
Ratios of Expenses to
Average Net Assets                         1.04%         1.10%         1.10%#
-----------------------------------     -------       -------       -------
Ratio of Net Income
to Average Net Assets                     (0.09%)        0.13%         0.27%#
-----------------------------------     -------       -------       -------
Ratio of Expenses without waivers
and assumption of expenses to
Average Net Assets                         1.13%         1.14%         1.27%#
-----------------------------------     -------       -------       -------
Ratio of Net Investment Income
without waivers and assumption
of expenses to Average Net Assets         (0.18%)        0.09%         0.10%#
-----------------------------------     -------       -------       -------
Portfolio Turnover Rate                      74%           55%           78%
-----------------------------------     -------       -------       -------

* Commencement of offering of class of shares.
# Short periods have been annualized.
(1) Total return figures do not include the effect of any sales load.

                       THIS PAGE INTENTIONALLY LEFT BLANK

HOW TO REACH US

More information

You'll find more information about the Fund in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS
Our annual and semi-annual reports contain more information about the Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains more detailed information about the Fund and its policies. It's incorporated by reference into this prospectus. That means, by law, it's considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-62-CHASE or writing to:

Chase Vista Funds Service Center
P.O. Box 419392
Kansas City, MO 64141-6392

If you buy your shares through The Chase Manhattan Bank or another institution, you should contact that institution directly for more information. You can also find information on-line at www.chasevista.com on the internet.

You can write the SEC's Public Reference Room and ask them to mail you information about the Fund, including the SAI. They'll charge you a copying fee for this service. You can also visit the Public Reference Section and copy the documents while you're there.

Public Reference Section of the SEC
Washington, DC 20549-6009.
1-800-SEC-0330

Reports, a copy of the SAI and other information about the Fund is also available on the SEC's website at http://www.sec.gov.


The Fund's Investment Company Act File No. is 811-5151

Chase Vista Funds
Fulfillment Center
393 Manley Street
West Bridgewater, MA 02379-1039

PROSPECTUS JUNE 1, 1999


CHASE VISTA SELECT FUNDS

SELECT GROWTH AND INCOME FUND

Neither the Securities and Exchange Commission nor any state securities commission has approved securities of this Fund or determined if this prospectus is accurate or complete. It is a crime to state otherwise.

[CHASE VISTA FUNDS LOGO]

PSCVS2-1-499x

 SELECT GROWTH AND INCOME FUND                1
 THE FUND'S INVESTMENT ADVISOR                8

 HOW YOUR ACCOUNT WORKS                      10
 BUYING FUND SHARES                          11
 SELLING FUND SHARES                         11
 OTHER INFORMATION CONCERNING THE FUNDS      12
 DISTRIBUTIONS AND TAXES                     12

 WHAT THE TERMS MEAN                         14

 FINANCIAL HIGHLIGHTS OF THE FUND            15

 HOW TO REACH US                     Back cover

CHASE VISTA SELECT GROWTH AND INCOME FUND

The Fund's objective

The Fund seeks to provide capital growth over the long term and earn income from dividends.

The Fund's main investment strategy

The Fund seeks to achieve its objective by investing all of its investible assets in Growth and Income Portfolio, an open-end investment company which has identical investment objectives and policies as the Fund. As a result, the strategies and risks outlined below apply to Growth and Income Portfolio as well as to the Fund.

Under normal market conditions, the Fund invests at least 80% of its total assets in a broad range of market capitalizations. Market capitalization is the total market value of a company's shares.

The Fund's advisers do quantitative analysis and fundamental research to seek to identify undervalued stocks which have the potential to increase in value. The advisers first seek to find companies with the best earnings prospects and then select companies which appear to have the most attractive values. The advisers also seek to invest in sectors with good earnings prospects as well.

The advisers may look for value-oriented factors, such as a low price-to-earnings or price-to-cash ratio, in determining whether a stock is undervalued. In addition, they may also attempt to identify those undervalued companies which will experience earnings growth or improved earnings characteristics. The advisers may seek current income through various methods, including

CHASE VISTA SELECT GROWTH AND INCOME FUND

investing in convertible securities and seeking to identify companies with characteristics such as average or above-average dividend yields.


In determining whether to sell a stock, the advisers will use the same type of analysis that they use in buying stocks in order to determine whether the stock is still undervalued. This may include those securities which have appreciated to meet their target valuations.

The Fund may invest up to 20% of it total assets in foreign securities. These investments may take the form of depositary receipts. It may also invest up to 20% of its total assets in convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock.

The Fund's equity holdings may also include real estate investment trusts (REITs), which are pools of investments primarily in income-producing real estate or loans related to real estate.

Although the Fund intends to invest primarily in equity securities, under normal market conditions it may invest up to 20% of its total assets in high quality money market instruments. To temporarily defend its assets, the Fund may put any amount of its assets in these investments as well as in U.S. Government debt securities and investment grade debt securities. During unusual market conditions, the Fund may invest up to 20% of its assets in U.S. Government debt securities.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

[CHASE VISTA LOGO]

FREQUENCY OF TRADING

The Fund may trade securities actively, which could increase transaction costs (and lower performance) and increase your taxable dividends.

The Fund's main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in Select Growth and Income Fund.

The Fund may not achieve its objective if the advisers' expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in the stock markets as well as the performance of the companies selected for the Fund's portfolio.

The Fund may not achieve its objective if securities which the advisers believe are undervalued do not appreciate as much as the advisers anticipate or if the companies in which it invests do not pay dividends.

Investments in foreign issuers may be riskier than investments in the United States. Since foreign securities are normally denominated and traded in foreign currencies, the value of the Fund's foreign holdings can be affected by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.

CHASE VISTA SELECT GROWTH AND INCOME FUND

In early 1999, the European Monetary Union implemented a new currency called the "euro". It is possible that the euro could increase volatility in financial markets, which could have a negative effect on the value of shares of the Fund.

The market value of convertible securities tends to decline as interest rates increase and increase as interest rates decline. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

The value of REITs will depend upon the value of the underlying properties or the underlying loans or interest. The value of REITs may decline when interest rates rise. The value of a REIT will also be affected by the real estate market and by the management of the REIT's underlying properties. REITs may be more volatile or more illiquid than other types of securities.

If the Fund invests a substantial portion of its assets in money market instruments and debt obligations, including where the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential return.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes the value of its shares more sensitive to economic problems among those issuing the securities.

The Fund, like any business, could be affected if the computer systems on which it relies fail to properly process information beginning January 1, 2000. The Fund's advisers are updating their own systems and encouraging service providers to do the same, but there's no guarantee these systems will work properly. Year 2000 problems could also hurt issuers whose securities the Fund holds or securities markets generally.

[CHASE VISTA LOGO]


Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, The Chase Manhattan Bank or any of its affiliates and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

CHASE VISTA SELECT GROWTH AND INCOME FUND

Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's shares has varied from year to year. This provides some indication of the risk of investing in the Fund. The table shows the average annual return over the past year, five years and ten years. It compares that performance to the S&P 500 Index, a widely recognized market benchmark, and the Lipper Growth and Income Funds Average, representing the average performance of a universe of 718 actively managed growth and income funds.

The performance data for the Fund before January 2, 1998 is based on the historical performance of Class A shares of the Growth and Income Fund, an investment company which invests all its investible assets in Growth and Income Portfolio, adjusted to eliminate the effects of any sales charges charged on such Class A shares.

The calculations assume that all dividends and distributions are reinvested in the Fund.
[CHASE VISTA LOGO]

YEAR-BY-YEAR RETURNS
Past performance does not predict how
this Fund will perform in the future.

1989          56.85%
1990           0.16%
1991          59.13%
1992          15.06%
1993          12.99%
1994          -3.41%
1995          27.55%
1996          19.86%
1997          30.07%
1998          14.84%


-------------------      ---------
  BEST QUARTER               33.98%
-------------------      ---------
                      1st quarter, 1991

-------------------      ---------
  WORST QUARTER             -13.65%
-------------------      ---------
                      3rd quarter, 1990

AVERAGE ANNUAL TOTAL RETURNS
For the periods ending December 31, 1998

                               PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS
 SHARES                             14.84%         17.13%         21.76%
 S&P 500 INDEX                      28.60%         24.05%         19.19%
 LIPPER GROWTH & INCOME FUNDS
 AVG.                               15.61%         18.35%         15.52%

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
None


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*


                                          TOTAL ANNUAL
   MANAGEMENT   DISTRIBUTION   OTHER      FUND OPERATING
   FEE          (12B-1) FEES   EXPENSES   EXPENSES
        0.40%    --%               0.20%         0.60%

*The table is based on expenses incurred in the most recent fiscal year. The table does not reflect charges or credits which you might incur if you invest through a financial institution.


EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o you invest $10,000
o you sell all your shares at the end of the period
o your investment has a 5% return each year, and
o the Fund's operating expenses remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions:


IF YOU SELL YOUR SHARES YOUR COSTS WOULD BE:

   1 YEAR   3 YEARS   5 YEARS   10 YEARS
     $61     $192      $335      $750

FUND'S INVESTMENT ADVISER

The Chase Manhattan Bank (Chase) is the investment adviser to the Fund. Chase is a wholly owned subsidiary of The Chase Manhattan Corporation (CMC), a bank holding company. Chase provides the Fund with investment advice and supervision. Chase and its predecessors have more than a century of money management experience. Chase is located at 270 Park Avenue, New York, NY 10017.

Chase is entitled to receive a management fee at the annual rate of 0.40% of the average daily net assets of the Fund.

Chase Asset Management, Inc.(CAM) is the sub-adviser to the Fund. The sub-adviser is a wholly-owned subsidiary of Chase and makes the day-to-day investment decisions for the Fund. CAM provides discretionary investment services to institutional clients. CAM is located at 1211 Avenue of the Americas, New York, NY 10036.

Portfolio Managers

Mr. Adams and Diane Sobin, a Senior Portfolio Manager at Chase, are responsible for the day-to-day management of the Growth and Income portfolio. Mr. Adams has been a manager of the Portfolio since March 1995.

Ms. Sobin joined Chase in 1997 and has been a manager of the Portfolio since July 1997. Prior to joining Chase, Ms. Sobin was a Senior Portfolio Manager at Oppenheimer Funds Inc., where she managed mutual funds. Prior to 1995, Ms. Sobin was a Senior Portfolio Manager at Dean Witter Discover, where she managed several mutual funds and other accounts.
[CHASE VISTA LOGO]

HOW YOUR ACCOUNT WORKS

Who may buy these shares

Only qualified investors may buy shares. Qualified Fund investors are institutions, trusts, partnerships, corporations, qualified and other retirement plans and fiduciary accounts. The financial institution must have an agreement with the Fund to buy and sell shares.

Financial institutions may set other eligibility requirements, including minimum investments. They must maintain at least $5 million in an account with the Fund on behalf of their clients. The Fund may refuse to sell Fund shares to any institution.

Buying Fund shares

Through your financial institution
Tell Chase or your financial institution which Fund you want to buy. Your financial institution is responsible for forwarding orders in a timely manner. Your financial institution may impose different minimum investments and earlier deadlines to buy shares. The price of the shares is based on the net asset value per share (NAV). NAV is the value of everything the Fund owns, minus everything it owes, divided by the number of shares held by investors. If the account administrator at your financial institution receives your order in proper form before the New York Stock Exchange closes regular trading (or the institution's earlier deadline, if any) and the order, along with payment in federal funds, is received by the Fund before it closes for business, your order will be confirmed at that day's net asset value. The Fund calculates its NAV once each day at the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern time.) The Fund generally values its assets at its market value but may use fair value if market prices are unavailable.

You can buy shares on any business day that the Federal Reserve Bank of New York and the New York Stock Exchange are open.

You must provide a Social Security Number or Taxpayer Identification Number when you open an account. The Fund has the right to refuse any purchase order or to stop offering shares for sale at any time.

The Fund will not issue certificates for shares.


Selling Fund shares

Through your financial institution
Tell your financial institution which Fund you want to sell. You must supply the names of the registered shareholders on your account and your account number. Your financial institution is responsible for sending the Fund all necessary documents and may charge you for this service.

You can sell some or all of your shares on any day the Chase Vista Select Funds Service Center is accepting purchase orders. You'll receive the next NAV calculated after the Chase Vista Funds Service Center receives your order in proper form from your financial institution. If the Fund receives your order before the New York Stock Exchange closes regular trading, you will receive that day's net asset value.

The Fund generally sends proceeds of the sale in federal funds to your financial institution on the business day after the Fund receives your request in proper form.

Under unusual circumstances, the Fund may stop accepting orders to sell shares or postpone payment for more than seven days, as federal securities laws permit.

[CHASE VISTA LOGO]

HOW YOUR ACCOUNT WORKS

Other information concerning the Fund
You may authorize your financial institution to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, your financial institution has a responsibility to take all reasonable precautions to confirm that the instructions are genuine. If your financial institution fails to use such reasonable precautions, it may be liable for any losses due to unauthorized or fraudulent instructions. Investors agree, however, that they will not hold the Fund or their financial institution or any of their agents liable for any losses or expenses arising from any sales request, if reasonable precautions are taken.

Your financial institution may offer other services. These could include special procedures for buying and selling Fund shares, such as pre-authorized or systematic buying and selling plans. Each financial institution may establish its own terms and conditions for these services.

Chase and its affiliates and the Fund and its affiliates, agents and subagents may share information about shareholders and their accounts with each other and with others unless this sharing is prohibited by contract. This information can be used for a variety of purposes, including offering investment and insurance products to shareholders.

Vista Fund Distributors, Inc. (VFD), a subsidiary of The BISYS Group, Inc., is the Fund's distributor. VFD is unaffiliated with Chase.

[CHASE VISTA LOGO]

Distributions and taxes

The Fund can earn income and it can realize capital gain. The Fund deducts any expenses then pays out these earnings to shareholders as distributions.

The Fund distributes net capital gain at least annually. You have three options for your distributions. You may

o reinvest all of them in additional Fund shares without a sales charge;

o take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

o take all distributions in cash or as a deposit in a pre-assigned bank account.

If your financial institution does not offer distribution reinvestment or if you don't select an option when you open your account, we'll pay all distributions in cash. The taxation of dividends won't be affected by the form in which you receive them.

Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels. The state or municipality where you live may not charge you state and local taxes on tax exempt interest earned on certain bonds. Dividends earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

If you receive distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

The Fund expects that its distributions will consist primarily of capital gains.

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

The above is a general summary of tax implications of investing in the Fund. Please consult your tax adviser to see how investing in the Fund will affect your own tax situation.

[CHASE VISTA LOGO]

What the terms mean

DEBT SECURITIES: securities used by issuers, such as governmental entities and corporations, to borrow money. The issuer usually pays a fixed, variable or floating rate of interest and repays the amount borrowed at the maturity date of the security. However, if a borrower issues a zero coupon debt security, it does not make regular interest payments.

DEPOSITARY RECEIPTS: instruments which are typically issued by financial institutions and which represent ownership of securities of foreign corporations. Depositary receipts are usually designed for use on U.S. and European securities exchanges.

DISTRIBUTION FEE: a fee that covers the cost of the distribution system used to sell shares to the public.

FUNDAMENTAL RESEARCH: method which concentrates on "fundamental" information about an issuer such as it's financial statements, history, management, etc.

GROWTH APPROACH: approach which focuses on identifying securities of companies whose earnings growth potential appears to the manager to be greater than the market in general and whose growth in revenue is expected to continue for an extended period.

MANAGEMENT FEE: a fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

OTHER EXPENSES: miscellaneous items, including transfer agency, administration, shareholder servicing, custody and registration fees.

REPURCHASE AGREEMENTS: a type of short-term investment in which a dealer sells securities to the Fund and agrees to buy them back later at a set price. In effect, the dealer is borrowing the Fund's money for a short time, using the securities as collateral.

SHAREHOLDER SERVICE FEE: a fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

STRIPPED OBLIGATIONS: debt securities which are separately traded interest-only or principal-only components of an underlying obligation.

TECHNICAL ANALYSIS: method which focuses on historical price trends in an attempt to predict future price movements

VALUE APPROACH: approach which focuses on identifying securities that the advisers believe are undervalued by the market as measured by certain financial formulas.

[CHASE VISTA LOGO]

Chase Vista Select Growth and Income Fund

The Financial Highlights table is intended to help you understand the Fund's financial performance for the period since shares were first offered. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

The table set forth below provides selected per share data and ratios for one Share.

This information is supplemented by financial statements including accompanying notes appearing in the Fund's Annual Report to Shareholders for the year ended October 31, 1998, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Fund or their Shareholder Servicing Agent.

The financial statements, which include the financial information set forth below, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.

                                               1/6/98*
                                               through
                                              10/31/98
PER SHARE OPERATING PERFORMANCE
-----------------------------------------
Net Asset Value,
Beginning of Period                           $  42.00
-----------------------------------------     --------
 Income from Investment Operations:
   Net Investment Income                         0.379
   Net Gains or Losses in Securities
   (both realized and unrealized)                1.470
                                              --------
   Total from Investment Operations              1.849
 Less Distributions:
   Dividends from Net Investment Income          0.339
-----------------------------------------     --------
Net Asset Value, End of Period                $  43.51
-----------------------------------------     --------
TOTAL RETURN(1)                                   4.38%
-----------------------------------------     --------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------
Net Assets, End of Period
(000 omitted)                                 $518,297
-----------------------------------------     ---------
Ratio of Expenses to Average Net Assets           0.50%#
-----------------------------------------     ---------
Ratio of Net Income
to Average Net Assets                             0.85%#
-----------------------------------------     ---------

* Commencement of operations.
# Annualized.

HOW TO REACH US

More information

You'll find more information about the Fund in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS
Our annual and semi-annual reports contain more information about the Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains more detailed information about the Fund and its policies. It's incorporated by reference into this prospectus. That means, by law, it's considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-34-VISTA or writing to:

Chase Vista Fund Service Center
P.O. Box 419392
Kansas City, MO 64141-6392

If you buy your shares through The Chase Manhattan Bank or another institution, you should contact that institution directly for more information. You can also find information on-line at www.chasevista.com on the Internet.

You can write the SEC's Public Reference Room and ask them to mail you information about the Fund, including the SAI. They'll charge you a copying fee for this service. You can also visit the Public Reference Section and copy the documents while you're there.

Public Reference Section of the SEC
Washington, DC 20549-6009
1-800-SEC-0330

Reports, a copy of the SAI and other information about the Fund is also available on the SEC's website at http://www.sec.gov.

The Fund's Investment Company Act File No. is 811-5151

Chase Vista Funds
Fulfillment Center
393 Manley Street
West Bridgewater, MA 02379-1039

                                     PART C


                                MUTUAL FUND GROUP
                            PART C. OTHER INFORMATION


ITEM 23.    Exhibits








Exhibit
Number
-------
1(a)        Declaration of Trust, as amended. (1)
1(b)        Certificate of Amendment to Declaration of Trust dated December 14,
            1995.(6)
1(c)        Certificate of Amendment to Declaration of Trust dated October 19,
            1995.(6)
1(d)        Certificate of Amendment to Declaration of Trust dated July 25,
            1993.(6)
1(e)        Certificate of Amendment to Declaration of Trust dated
            November 1997.(10)
1(f)        Certificate of Amendment to Declaration of Trust dated June 5,
            1998.(12)
2           By-laws, as amended. (1)
3           None.
4(a)        Form of Investment Advisory Agreement.(6)
4(b)        Form of Sub-Advisory Agreement between The Chase Manhattan
            Bank and Chase Asset Management, Inc.(6)
5           Distribution and Sub-Administration Agreement dated August 21,
            1995.(6)
6(a)        Retirement Plan for Eligible Trustees.(6)
6(b)        Deferred Compensation Plan for Eligible Trustees.(6)
7           Custodian Agreement. (1)
8(a)        Transfer Agency Agreement. (1)
8(b)        Form of Shareholder Servicing Agreement. (6)

8(c)        Form of Administration Agreement.(6)

9           Opinion re: Legality of Securities being Registered.(1)


10          Consent of Price Waterhouse LLP.(13)

11          In Part B:       Financial Statements and the Reports
                             thereon for the Funds filed herein are
                             incorporated by reference into Part B
                             as part of the 1997 Annual Reports to
                             Shareholders for such Funds as filed with the Securities and Exchange Commission by Mutual Fund
                             Group on Form N-30D on December 30, 1998, accession number 0000950146-98-002170,
                             0000950146-98-002168, 0000950146-98-002171,
                             0000950146-98-002172, and 0000950146-98-002174
                             which are incorporated into Part B by reference.



12          None.

13(a)       Rule 12b-1 Distribution Plan of Mutual Funds including
            Selected Dealer Agreement and Shareholder Service Agreement. (1)
13(b) Rule 12b-1 Distribution Plan - Class B Shares (including forms of Selected Dealer Agreement and Shareholder Servicing Agreement).(6)
13(c) Form of Rule 12b-1 Distribution Plan - Class C Shares (including forms of Shareholder Servicing Agreements).(9)

14          Financial Data Schedule.(11)

15          Form of Rule 18f-3 Multi-Class Plan.(6)
99(a)       Powers of Attorney for: Fergus Reid, III, H. Richard Vartabedian,
            William J. Armstrong, John R.H. Blum, Stuart W. Cragin, Jr., Roland
            R. Eppley, Jr., Joseph J. Harkins, W.D. MacCallan, W. Perry Neff,
            Richard E. Ten Haken, Irving L. Thode.(8)
99(b)       Powers of Attorney for: Sarah E. Jones and Leonard M. Spalding,
            Jr.(9)

--------------------
(1) Filed as an exhibit to Amendment No. 6 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) as filed with the Securities and Exchange Commission on March 23, 1990.
(2) Filed as an exhibit to Amendment No. 15 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) as filed with the Securities and Exchange Commission on October 30, 1992.
(3) Filed as an Exhibit to Amendment No. 26 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) on June 30, 1994.
(4) Filed as an Exhibit to Amendment No. 27 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) on October 3, 1994.
(5) Filed as an Exhibit to Amendment No. 31 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) on November 13, 1995.
(6) Filed as an Exhibit to Amendment No. 32 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) on December 28, 1995.
(7) Filed as an Exhibit to Amendment No. 42 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) on February 28, 1997.
(8) Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A of Mutual Fund Trust (File No. 33-75250) as filed with the Securities and Exchange Commission on September 6, 1996.
(9) Filed as an Exhibit to Amendment No. 45 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) filed on October 28, 1997.
(10) Filed as an Exhibit to Amendment No. 46 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) filed on December 1, 1997.
(11) Filed as an Exhibit to Amendment No. 50 to the Registration Statement on Form N-1A on February 27, 1998.
(12) Filed as an Exhibit to Amendment No. 53 to the Registration Statement on Form N-1A on June 29, 1998.

(13) Filed as an exhibit to Amendment No. 59 to the Registration Statement on Form N-1A on May 21, 1999.


ITEM 24.  Persons Controlled by or Under Common
          Control with Registrant

          Not applicable

ITEM 25. Indemnification

          Reference is hereby made to Article V of the Registrant's Declaration of Trust.

          The Trustees and officers of the Registrant and the personnel of the Registrant's investment adviser, administrator and distributor are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

          Under the terms of the Registrant's Declaration of Trust, the Registrant may indemnify any person who was or is a Trustee, officer or employee of the Registrant to the maximum extent permitted by law; provided, however, that any such indemnification (unless ordered by a court) shall be made by the Registrant only as authorized in the specific case upon a determination that indemnification of such persons is proper in the circumstances. Such determination shall be made (i) by the Trustees, by a majority vote of a quorum which consists of Trustees who are neither in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding, or (ii) if the required quorum is not obtainable or, if a quorum of such Trustees so directs, by independent legal counsel in a written opinion. No indemnification will be provided by the Registrant to any Trustee or officer of the Registrant for any liability to the Registrant or shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

          Insofar as the conditional advancing of indemnification monies for actions based upon the Investment Company Act of 1940 may be concerned, such payments will be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount to which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Registrant's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

             Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of it counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26(a).  Business and Other Connections of Investment Adviser

             The Chase Manhattan Bank (the "Adviser") is a commercial bank providing a wide range of banking and investment services.

             To the knowledge of the Registrant, none of the Directors or executive officers of the Adviser, except those described below, are or have been, at any time during the past two years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain Directors and executive officers of the Adviser also hold or have held various positions with bank and non-bank affiliates of the Adviser, including its parent, The Chase Manhattan Corporation. Each Director listed below is also a Director of The Chase Manhattan Corporation.

                                                                                Principal Occupation or Other
                                       Position with                            Employment of a Substantial
Name                                   the Adviser                              Nature During Past Two Years
----                                   -------------                            -----------------------------

Thomas G. Labreque                     President and Chief Operating Officer    Chairman, Chief Executive Officer
                                       and Director                             and a Director of The Chase
                                                                                Manhattan Corporation and a Director
                                                                                of AMAX, Inc.

M. Anthony Burns                       Director                                 Chairman of the Board, President
                                                                                and Chief Executive Officer of
                                                                                Ryder System, Inc.



H. Laurance Fuller                     Director                                 Chairman, President, Chief
                                                                                Executive Officer and Director of
                                                                                Amoco Corporation and Director of
                                                                                Abbott Laboratories

Henry B. Schacht                       Director                                 Chairman and Chief Executive
                                                                                Officer of Cummins Engine
                                                                                Company, Inc. and a Director of
                                                                                each of American Telephone and
                                                                                Telegraph Company and CBS Inc.

James L. Ferguson                      Director                                 Retired Chairman and Chief
                                                                                Executive Officer of General Foods
                                                                                Corporation

William H. Gray III                    Director                                 President and Chief Executive
                                                                                Officer of the United Negro College
                                                                                Fund, Inc.


Frank A. Bennack, Jr.                  Director                                 President and Chief Executive Officer
                                                                                The Hearst Corporation

Susan V. Berresford                    Director                                 President, The Ford Foundation

Melvin R. Goodes                       Director                                 Chairman of the Board and Chief Executive
                                                                                Officer, The Warner-Lambert Company

George V. Grune                        Director                                 Retired Chairman and Chief Executive
                                                                                Officer, The Reader's Digest Association,
                                                                                Inc.; Chairman, The DeWitt Wallace-
                                                                                Reader's Digest Fund; The Lila-Wallace
                                                                                Reader's Digest Fund

William B. Harrison, Jr.               Vice Chairman of the Board

Harold S. Hook                         Director                                 Chairman and Chief Executive Officer,
                                                                                General Corporation

Helen L. Kaplan                        Director                                 Of Counsel, Skadden, Arps, Slate, Meagher
                                                                                & Flom

Walter V. Shipley                      Chairman of the Board and
                                       Chief Executive Officer

Andrew C. Sigler                       Director                                 Chairman of the Board and Chief
                                                                                Executive Officer, Champion International
                                                                                Corporation

John R. Stafford                       Director                                 Chairman, President and Chief Executive
                                                                                Officer, American Home Products
                                                                                Corporation

Marina v. N. Whitman                   Director                                 Professor of Business Administration and
                                                                                Public Policy, University of Michigan


Item 26(b)

Chase Asset Management ("CAM") is an Investment Advisor providing investment services to institutional clients.

        To the knowledge of the Registrant, none of the Directors or executive officers of the CAM, except those described below, are or have been, at any time during the past two years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain Directors and executive officers of the CAM also hold or have held various positions with bank and non-bank affiliates of the Advisor, including its parent, The Chase Manhattan Corporation.

                                                   Principal Occupation or Other
                      Position with                Employment of a Substantial
Name                  the Sub-Advisor              Nature During Past Two Years
----                  ---------------              ----------------------------
James Zeigon          Chairman and Director        Director of Chase
                                                   Asset Management
                                                   (London) Limited

Steven Prostano       Executive Vice President     Chief Operating Officer
                      and Chief Operating Officer  and Director of Chase
                                                   Asset Management
                                                   (London) Limited

Mark Richardson       President and Chief          Chief Investment Officer
                      Investment Officer           and Director of Chase
                                                   Asset Management
                                                   (London) Limited


Item 26(c)

        Chase Asset Management (London) Limited ("CAM London") is an Investment Advisor providing investment services to institutional clients.

        To the knowledge of the Registrant, none of the Directors or executive officers of CAM London, except those described below, are or have been, at any time during the past two years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain Directors and executive officers of CAM London also hold or have held various positions with bank and non-bank affiliates of the Advisor, including its parent, The Chase Manhattan Corporation.

                                           Principal Occupation or Other
                     Position with         Employment of a Substantial
Name                 the Sub-Advisor       Nature During Past Two Years
----                 ---------------       ----------------------------
Michael Browne       Director              Fund Manager, The Chase Manhattan
                                           Bank, N.A.; Fund Manager, BZW
                                           Investment Management

David Gordon Ross    Director              Head of Global Fixed Income
                                           Management, Chase Asset Management,
                                           Inc.; Vice President, The Chase
                                           Manhattan Bank, N.A.

Brian Harte          Director              Investment Manager, The Chase
                                           Manhattan Bank, N.A.

Cornelia L. Kiley    Director

James Zeigon         Director              Chairman and Director of Chase
                                           Asset Management, Inc.

Mark Richardson      Chief Investment      Director, President and Chief
                     Officer and Director  Operating Officer of Chase Asset
                                           Management, Inc.

Steve Prostano       Chief Operating       Director, Executive Vice President
                     Officer and           and Chief Operating Officer of Chase
                     Director              Asset Management, Inc.

ITEM 27.  Principal Underwriters


          (a) Vista Fund Distributors, Inc., a wholly-owned subsidiary of The BISYS Group, Inc. is the underwriter for Mutual Fund Group, Mutual Fund Trust and Mutual Fund Select Trust.

          (b) The following are the Directors and officers of Vista Fund Distributors, Inc. The principal business address of each of these persons, is listed below.

                                    Position and Offices                                Position and Offices
Name and Address                    with Distributor                                    with the Registrant
----------------                    --------------------                                --------------------

Lynn J. Mangum                      Chairman                                             None
150 Clove Street
Little Falls, NJ 07424

Robert J. McMullan                  Director and Exec. Vice President                    None
150 Clove Street
Little Falls, NJ 07424

Lee W. Schultheis                   President                                            None
101 Park Avenue, 16th Floor
New York, NY 10178

George O. Martinez                  Senior Vice President                                None
3435 Stelzer Road
Columbus, OH 43219

Irimga McKay                        Vice President                                       None
1230 Columbia Street
5th Floor, Suite 500
San Diego, CA 92101

Michael Burns                       Vice President/Compliance                            None
3435 Stelzer Road
Columbus, OH 43219

William Blundin                     Vice President                                       None
125 West 55th Avenue
11th Floor
New York, NY 10019

Dennis Sheehan                      Vice President                                       None
150 Clove Street
Little Falls, NJ 07424

Annamaria Porcaro                   Assistant Secretary                                  None
150 Clove Street
Little Falls, NJ 97424

Robert Tuch                         Assistant Secretary                                  None
3435 Stelzer Road
Columbus, OH 43219

Stephen Mintos                      Executive Vice President/COO                         None
3435 Stelzer Road
Columbus, OH 43219

Dale Smith                          Vice President/CFO                                   None
3435 Stelzer Road
Columbus, OH 43219

William J. Tomko                    Vice President                                       None
3435 Stelzer Road
Columbus, OH 43219


          (c) Not applicable

ITEM 28. Location of Accounts and Records

          The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

                  Name                      Address
                  ----                      -------
Vista Fund Distributors, Inc.               One Chase Manhattan Plaza, 3rd Floor
                                            New York, NY 10081

DST Systems, Inc.                           210 W. 10th Street,
                                            Kansas City, MO 64105

The Chase Manhattan Bank                    270 Park Avenue,
                                            New York, NY 10017

Chase Asset Mangement, Inc.                 1211 Avenue of the
                                            Americas,
                                            New York, NY 10036

Chase Asset Management, Ltd. (London)       Colvile House
                                            32 Curzon Street
                                            London, England W1Y8AL

The Chase Manhattan Bank                    One Chase Square,
                                            Rochester, NY 14363

ITEM 29.  Management Services

          Not applicable

ITEM 30.  Undertakings

                      Registrant undertakes that its trustees shall promptly call a meeting of shareholders of the Trust for the purpose of voting upon the question of removal of any such trustee or trustees when requested in writing so to do by the record holders of not less than 10 per centum of the outstanding shares of the Trust. In addition, the Registrant shall, in certain circumstances, give such shareholders assistance in communicating with other shareholders of a fund as required by Section 16(c) of the Investment Company Act of 1940.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has certified that it meets all requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of New York and the State of New York on the 1st day of June, 1999.

                                                  MUTUAL FUND GROUP

                          By /s/ H. Richard Vartabedian
                             --------------------------
                             H. Richard Vartabedian
                             President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

             *                     Chairman and Trustee            June 1, 1999
-------------------------------
    Fergus Reid, III

/s/ H. Richard Vartabedian         President                       June 1, 1999
-------------------------------    and Trustee
    H. Richard Vartabedian

             *                     Trustee                         June 1, 1999
-------------------------------
    William J. Armstrong

             *                     Trustee                         June 1, 1999
-------------------------------
    John R.H. Blum

             *                     Trustee                         June 1, 1999
-------------------------------
    Stuart W. Cragin, Jr.

             *
-------------------------------    Trustee                         June 1, 1999
    Roland R. Eppley, Jr.

             *                     Trustee                         June 1, 1999
-------------------------------
    Joseph J. Harkins

             *                     Trustee                         June 1, 1999
-------------------------------
    Sarah E. Jones

             *
-------------------------------    Trustee                         June 1, 1999
    W.D. MacCallan

             *
-------------------------------    Trustee                         June 1, 1999
    W. Perry Neff

             *                     Trustee                         June 1, 1999
-------------------------------
    Leonard M. Spalding, Jr.

             *                     Trustee                         June 1, 1999
-------------------------------
    Irv Thode

             *                     Trustee                         June 1, 1999
-------------------------------
    Richard E. Ten Haken

/s/ Martin R. Dean                 Treasurer and                   June 1, 1999
-------------------------------    Principal Financial
    Martin R. Dean                 Officer

/s/ H. Richard Vartabedian         Attorney in                     June 1, 1999
-------------------------------    Fact
    H. Richard Vartabedian